Stockholders' Equity (Deficit) - Preferred Stock Shares (Details) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Preferred shares, shares authorized	40,000,000	40,000,000
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0
DiamondHead Holdings Corp.
Statement [Line Items]
Preferred shares, shares authorized		10,000,000	10,000,000
Preferred stock, par value, (per share)		$ 0.0001	$ 0.0001
Preferred shares, shares issued		0	0
Preferred shares, shares outstanding		0	0